S000016651 [Member] Investment Objectives and Goals - ClearBridge Appreciation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE APPRECIATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide long-term appreciation of shareholders’ capital.